Advantage Funds, Inc. (the "Registrant")

-Dynamic Total Return Fund (the “Fund”)

Incorporated herein by reference is the above-referenced Fund's Supplement to Summary Prospectus and Statutory Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 9, 2016 (SEC Accession No. 0000914775-16-000226).